AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 88.0%
Financials - 19.2%
Banks - 5.2%
Citigroup, Inc.	296,650	$18,457,563
JPMorgan Chase & Co.	324,090	32,807,631

		51,265,194

Capital Markets - 2.1%
Goldman Sachs Group, Inc. (The)	70,730	13,579,452
Northern Trust Corp.	79,419	7,180,272

		20,759,724

Consumer Finance - 2.2%
Capital One Financial Corp.	260,580	21,286,780

Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc.-Class B (a)	164,322	33,010,647

Insurance - 6.4%
Aflac, Inc.	128,150	6,407,500
Allstate Corp. (The)	230,260	21,685,887
Fidelity National Financial, Inc.	354,930	12,972,692
Reinsurance Group of America, Inc.-Class A	151,880	21,563,922

		62,630,001

		188,952,346

Health Care - 14.4%
Biotechnology - 3.1%
Biogen, Inc. (a)	61,665	14,576,373
Celgene Corp. (a)	89,250	8,419,845
Gilead Sciences, Inc.	122,360	7,954,623

		30,950,841

Health Care Providers & Services - 4.7%
Anthem, Inc.	54,830	15,735,113
Cigna Corp. (a)	191,220	30,752,001

		46,487,114

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	110,450	5,269,570
Elanco Animal Health, Inc. (a)	38,749	1,242,680
Eli Lilly & Co.	54,572	7,081,263
Pfizer, Inc.	575,550	24,443,608
Roche Holding AG (Sponsored ADR) (b)	775,920	26,683,889

		64,721,010

		142,158,965

Industrials - 13.5%
Aerospace & Defense - 3.4%
Raytheon Co.	183,020	33,324,282

Airlines - 1.7%
Delta Air Lines, Inc.	154,280	7,968,562

Company	Shares	U.S. $ Value
Southwest Airlines Co.	163,250	$8,474,308

		16,442,870

Construction & Engineering - 0.7%
EMCOR Group, Inc.	94,560	6,910,445

Electrical Equipment - 1.2%
Acuity Brands, Inc.	51,510	6,181,715
Hubbell, Inc.	47,700	5,627,646

		11,809,361

Machinery - 4.2%
Altra Industrial Motion Corp.	333,430	10,353,001
Crane Co.	155,190	13,132,178
PACCAR, Inc.	86,820	5,915,915
Parker-Hannifin Corp.	33,330	5,720,095
WABCO Holdings, Inc. (a)	48,163	6,349,328

		41,470,517

Professional Services - 0.4%
Robert Half International, Inc.	56,940	3,710,210

Road & Rail - 1.9%
Kansas City Southern	34,220	3,968,835
Knight-Swift Transportation Holdings, Inc.	168,460	5,505,273
Norfolk Southern Corp.	21,480	4,014,397
Saia, Inc. (a)	96,098	5,871,588

		19,360,093

		133,027,778

Communication Services - 9.6%
Diversified Telecommunication Services - 4.3%
Verizon Communications, Inc.	721,740	42,676,486

Entertainment - 2.0%
Activision Blizzard, Inc.	90,350	4,113,636
Walt Disney Co. (The)	138,150	15,338,794

		19,452,430

Media – 3.3%
Comcast Corp.-Class A	635,400	25,403,292
Discovery, Inc.-Class A (a)(b)	252,744	6,829,143

		32,232,435

		94,361,351

Information Technology - 8.5%
Communications Equipment - 3.0%
Cisco Systems, Inc.	414,370	22,371,836
F5 Networks, Inc. (a)	47,460	7,447,898

		29,819,734

Electronic Equipment, Instruments & Components - 2.0%
Dolby Laboratories, Inc.-Class A	106,075	6,679,543
FLIR Systems, Inc.	121,600	5,785,728

Company	Shares	U.S. $ Value
Keysight Technologies, Inc. (a)	79,320	$6,916,704

		19,381,975

IT Services - 2.6%
Akamai Technologies, Inc. (a)	94,140	6,750,780
Cognizant Technology Solutions Corp.-Class A	163,480	11,844,126
Euronet Worldwide, Inc. (a)	48,880	6,969,799

		25,564,705

Semiconductors & Semiconductor Equipment - 0.4%
Skyworks Solutions, Inc.	44,030	3,631,594

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	27,825	5,285,359

		83,683,367

Energy - 7.9%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	90,815	4,163,868
National Oilwell Varco, Inc.	115,260	3,070,526

		7,234,394

Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	113,328	3,927,949
ConocoPhillips	273,600	18,260,064
Exxon Mobil Corp.	171,560	13,862,048
Noble Energy, Inc.	159,873	3,953,659
Phillips 66	325,720	30,998,772

		71,002,492

		78,236,886

Consumer Discretionary - 6.5%
Auto Components - 0.4%
BorgWarner, Inc.	87,170	3,348,200

Household Durables - 2.9%
DR Horton, Inc.	503,910	20,851,796
Garmin Ltd.	92,150	7,957,152

		28,808,948

Internet & Direct Marketing Retail - 1.4%
Expedia Group, Inc.	116,530	13,867,070

Specialty Retail - 1.4%
Murphy USA, Inc. (a)	161,640	13,839,617

Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	117,940	3,831,870

		63,695,705

Consumer Staples - 4.4%
Food & Staples Retailing - 3.8%
Walgreens Boots Alliance, Inc.	91,650	5,798,695
Walmart, Inc.	322,137	31,418,022

		37,216,717

Company	Shares	U.S. $ Value
Tobacco - 0.6%
Altria Group, Inc.	102,510	$5,887,148

		43,103,865

Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Regency Centers Corp.	262,390	17,708,701

Real Estate Management & Development - 2.2%
CBRE Group, Inc.-Class A (a)	435,890	21,554,761

		39,263,462

Total Common Stocks (cost $771,976,360)		866,483,725

SHORT-TERM INVESTMENTS - 12.0%
Investment Companies - 12.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $118,056,259)	118,056,259	118,056,259

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $890,032,619)		984,539,984

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $16,267,850)	16,267,850	16,267,850

Total Investments - 101.6% (cost $906,300,469) (f)		1,000,807,834
Other assets less liabilities - (1.6)%		(16,195,422)

Net Assets - 100.0%		$984,612,412

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,137,729 and gross unrealized depreciation of investments was $(21,630,364), resulting in net unrealized appreciation of $94,507,365.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$866,483,725		$	– 0	–	$	– 0	–	$866,483,725
Short-Term Investments	118,056,259			– 0	–		– 0	–	118,056,259
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,267,850			– 0	–		– 0	–	16,267,850

Total Investments in Securities	1,000,807,834			– 0	–		– 0	–	1,000,807,834
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,000,807,834		$	– 0	–	$	– 0	–	$1,000,807,834

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$64,547		$118,607	$65,098	$118,056	$619
Government Money Market Portfolio*	– 0	–	48,419	32,151	16,268	61

Total	$64,547		$167,026	$97,249	$134,324	$680

*	Investments of cash collateral for securities lending transactions.